Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 314,000
Previously Paid Amount	0.00
Total Fee Amount	48.07
Total Offset Amount	0.00
Net Fee	48.07
Narrative - Max Aggregate Offering Price	$ 314,000
Final Prospectus	true